CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL /OWNER'S AND DROPDOWN PREDECESSOR EQUITY (USD $) In Thousands, unless otherwise specified		Dropdown Predecessor Equity [Member]	Owner's Invested Equity [Member]	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total before Non-controlling interest [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008		$ (9,213)	$ 151,041	$ 0	$ 0	$ 0	$ 0	$ 141,828	$ 41,688	$ 183,516
Increase (Decrease) in Partners' Capital [Roll Forward]
Dropdown predecessor dividends										0
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,360)	(1,360)
Other comprehensive income		0	2,931	0	0	0	0	2,931	0	2,931
Movement in invested equity		105,913	(30,835)	0	0	0	0	75,078	0	75,078
Net (loss) income		(2,122)	45,286	0	0	0	0	43,164	9,012	52,176
Balance at Dec. 31, 2009		94,578	168,423	0	0	0	0	263,001	49,340	312,341
Increase (Decrease) in Partners' Capital [Roll Forward]
Dropdown predecessor dividends										0
Non-controlling interest dividends		0	0	0	0	0	0	0	(3,120)	(3,120)
Other comprehensive income		0	(2,302)	0	0	0	0	(2,302)	0	(2,302)
Movement in invested equity		(36,003)	(67,267)	0	0	0	0	(103,270)	0	(103,270)
Net (loss) income		4,627	57,734	0	0	0	0	62,361	9,250	71,611
Balance at Dec. 31, 2010		63,202	156,588	0	0	0	0	219,790	55,470	275,260
Increase (Decrease) in Partners' Capital [Roll Forward]
Net change in Parent's equity in Dropdown Predecessor		(15,273)	0	0	0	0	0	(15,273)	0	(15,273)
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,000)	(1,000)
Movement in invested equity		0	(13,999)	0	0	0	0	(13,999)	0	(13,999)
Combined carve-out net income (Jan 1, 2011 - April 12, 2011)	[1]	4,767	20,741	0	0	0	0	25,508	2,709	28,217
Combined carve-out other comprehensive income		0	984	0	0	0	0	984	0	984
Balance at Apr. 12, 2011		52,696	164,314	0	0	0	0	217,010	57,179	274,189
Increase (Decrease) in Partners' Capital [Roll Forward]
Dropdown predecessor dividends		(24,336)	0	0	0	0	0	(24,336)	0	(24,336)
Net income	[1]	11,297	0	29,029	12,079	1,748	0	54,153	7,154	61,307
Other comprehensive (loss) income		(378)	0	0	0	0	328	(50)	0	(50)
Elimination of equity		24,810	14,856	0	0	0	0	39,666	0	39,666
Allocation of Partnership capital to unit holders - April 12, 2011		0	(179,170)	180,475	0	3,683	(4,988)	0	0	0
Net change in Parent's equity in Dropdown Predecessor		1,442	0	0	0	0	0	1,442	0	1,442
Cash distributions		0	0	(16,980)	(11,710)	(586)	0	(29,276)	0	(29,276)
Non-controlling interest dividends		0	0	0	0	0	0	0	(1,399)	(1,399)
Purchase of Golar Freeze from Golar LNG Limited	[2]	(231,330)	0	(249)	0		0	(231,579)	0	(231,579)
Allocation of Dropdown Predecessor equity	[2]	165,799	0	(162,112)	0	(3,308)	(379)	0	0	0
Balance at Dec. 31, 2011		$ 0	$ 0	$ 30,163	$ 369	$ 1,537	$ (5,039)	$ 27,030	$ 62,934	$ 89,964

[1]	The Dropdown Predecessor's net income from January 1 to October 18, 2011 (pre-dropdown) amounted to $16.1 million. The post acquisition net income (from October 19, 2011 to December 31, 2011) relating to the Golar Freeze in 2011 was $4.8 million.
[2]	The excess of the purchase consideration of $231.3 million over the $65.5 million book value of assets acquired has been accounted for as an equity distribution of $165.8 million to Golar in accordance with the accounting rules for reorganization of entities under common control. Refer to note 24(g).